Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020 EUR (€) € / shares shares	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€) € / shares shares	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 $ / shares	Jan. 01, 2020 shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2019 $ / shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 0.0	€ 0.0	€ (17.8)	€ (44.0)
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date	€ 12.0		€ 12.0				€ 29.8
Shares held in escrow as a result of indemnification asset (in shares) | shares	618,099		618,099			965,528	1,583,627
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)	€ 21.74		€ 21.74		$ 25.48		€ 19.96	$ 22.37
Goodfella's Pizza
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangements and indemnification assets recognised as of acquisition date, acquisitions	€ 5.6		€ 5.6				€ 5.6